SUBSEQUENT EVENTS (Details) - RUB (₽) ₽ in Millions	1 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent events
Current assets		₽ 262,354	₽ 194,588
Non-current assets		656,849	629,322
TOTAL ASSETS		919,203	823,910
Current liabilities		328,614	348,457
Non-current liabilities		557,899	₽ 439,059
STS-Ukraine
Subsequent events
Ownership interest sold (as a percent)	100.00%
Consideration received	₽ 52
Current assets		282
Non-current assets		50
TOTAL ASSETS		332
Current liabilities		275
Non-current liabilities		16
Total liabilities related to disposal group held for sale		₽ 291